Investments in associates (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of associates [abstract]
Schedule of investment in associates
	For the Year ended December 31,
	2017	2016	2015
Balances at the beginning of the year	10,927	14,450	169,660
Translation differences	432	(44)	(39,999)
Share of loss in associates	(15,841)	(1,306)	(69,317)
Contributions	17,950 (2)	13	54,317
Disposals of associates	-	(2,186)	(40,275)
Decrease (1)	(33)	-	(59,936)
Balances at the end of the year	13,435	10,927	14,450

(1) In December 2015 the Group acquired an additional participation in these associates, and as a result, the Group obtained control of those companies (See Note 26).

(2) As of December 2017, CAAP made contributions in kind in Aeropuertos Andinos del Perú S.A. by the capitalization of credits (Note 28) keeping the same percentage of ownership.

Schedule of breakdown of the share of income or loss in associates
	2017	2016	2015
Caminos del Paraná S.A.	35	402	-
Aeropuertos Andinos del Perú S.A.	(9,338)	168	1,342
Sociedad Aeroportuaria KunturWasi S.A.	(5,945)	(565)	(526)
Inframérica Participacões S.A.	-	-	(19,050)
Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante S.A.	-	-	(52,908)
Others	(593)	(1,311)	1,825
	(15,841)	(1,306)	(69,317)

Schedule of main Associates
		Country of	Percentage of ownership at December 31,			December 31,
Company	Main activity	incorporation	2017	2016	2015	2017	2016	2015
Aeropuertos Ecológicos de Galápagos S.A. (*)	Airport Operation	Ecuador	99.9%	99.9%	99.9%	1,000	1,000	1,000
Sociedad Aeroportuaria KunturWasi S.A. (**)	Airport Operation	Perú	47.68%	47.68%	47.68%	-	5,787	6,460
Aeropuertos Andinos del Perú S.A.	Airport Operation	Perú	50.00%	50.00%	50.00%	11,762	2,717	2,788
Quitotelecenter SA	Shopping administrator	Ecuador	-	-	40.00%	-	-	2,311
Others		-	-	-	-	673	1,423	1,891
						13,435	10,927	14,450

(*) Under the terms of the Galapagos Concession Agreement, the net income generated by the Company must be transferred entirely to the Dirección General de Aviación Civil (“DGAC”), however, the Group maintains the operational management of such company and therefore has significant influence.

(**) On July 13, 2017, the Government of Peru notified the unilateral decision to rescind the concession agreement for the Nuevo Aeropuerto International de Chinchero. The Company has stated its intention to reach an agreement, however, if it is not achieved, will initiate legal proceedings as established in the concession agreement. In line with this, the Company notified the State of Perú of its disagreement with the unilateral resolution and its intention to begin a Direct Treatment procedure, such procedure as provided in the Concession Agreement. The Company also communicated the non-compliance of certain State obligations under the 1996 Bilateral Investment Agreement between Peru and Argentina for the promotion and protection of investments caused by the mentioned unilateral resolution.

Schedule of aggregated amounts of assets liabilities, equity and profit or loss
Aeropuertos Andinos del Perú S.A.
2017
Non-current assets	31,215
Current assets	4,690
Total assets	35,905
Non-current liabilities	2,430
Current liabilities	9,951
Total liabilities	12,381
Equity	23,524
Revenue	14,681
Income/(Loss) for the year	(18,676)
Other comprehensive income for the year	867
Total comprehensive income for the year	(17,809)

	Aeropuertos Andinos del Perú S.A.	Sociedad Aeroportuaria KunturWasi S.A.	Aeropuertos Andinos del Perú S.A.	Sociedad Aeroportuaria KunturWasi S.A.
	2016	2016	2015	2015
Non-current assets	37,224	27,917	34,287	27,590
Current assets	7,959	2,566	4,103	498
Total assets	45,183	30,483	38,390	28,088
Non-current liabilities	33,626	15,837	29,155	13,010
Current liabilities	6,123	3,072	4,220	2,157
Total liabilities	39,749	18,909	33,375	15,167
Equity	5,434	11,574	5,015	12,921
Revenue	13,769	-	12,068	-
Income/(Loss) for the year	336	(1,543)	2,305	(1,005)
Other comprehensive loss for the year	83	196	(556)	(1,359)
Total comprehensive income/(loss) for the year	419	(1,347)	1,749	(2,364)